Loans and Related Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	$ 4,802	$ 3,751
Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	2,001	1,105
Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	2,801	2,646
Total Commercial [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	1,005	188
Total Commercial [Member] | Commercial and industrial loans [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	537	43
Total Commercial [Member] | Commercial real estate [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	468	145
Total Consumer [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	996	917
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	39	31
Total Consumer [Member] | Credit card [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	852	743
Total Consumer [Member] | Auto [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	71	101
Total Consumer [Member] | Other consumer [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	$ 34	$ 42